Federated Hermes Intermediate Municipal Fund
(formerly, Federated Intermediate Municipal Trust)
Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—97.2%
		Alabama—3.5%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2026	$1,231,980
675,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), 5.000%, 1/1/2039	838,323
500,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No. 2 (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	650,005
935,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	1,034,914
		TOTAL	3,755,222
		Alaska—1.3%
1,165,000		Alaska State Housing Finance Corp., State Capital Project Bonds II (Series 2015C), 5.000%, 6/1/2029	1,389,076
		Arizona—3.0%
590,000		Arizona Board of Regents (University of Arizona), System Revenue and Revenue Refunding Bonds (Series 2016A), 4.000%, 6/1/2027	694,412
1,000,000		Arizona State University, Revenue Bonds (Series 2019B), 5.000%, 7/1/2037	1,286,480
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,217,880
		TOTAL	3,198,772
		California—2.8%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 1.340% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	997,510
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.000%, 8/1/2031	1,171,140
500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	794,535
		TOTAL	2,963,185
		Colorado—2.8%
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	925,950
1,000,000		Denver, CO City & County School District #1, General Obligation Bonds (Series 2017), 5.000%, 12/1/2024	1,195,670
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	545,040
270,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	336,736
		TOTAL	3,003,396
		Connecticut—1.2%
300,000		Connecticut State Health & Educational Facilities (Nuvance Health), Revenue Bonds (Series 2019A), 4.000%, 7/1/2034	335,892
750,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	945,458
		TOTAL	1,281,350
		District of Columbia—2.3%
550,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	614,433
1,000,000		District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2030	1,193,030
500,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	631,310
		TOTAL	2,438,773
		Florida—5.7%
500,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	535,990
330,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	342,966

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$670,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (United States Treasury PRF 9/1/2021@100), 5.000%, 9/1/2024	$701,745
1,000,000		Florida State, Department of Transportation Right of Way Bonds (Series 2019B), 5.000%, 7/1/2032	1,340,710
750,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	863,242
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2028	1,218,790
1,000,000		Volusia County, FL Education Facility Authority (Embry-Riddle Aeronautical University, Inc.), Revenue Bonds (Series 2015B), 5.000%, 10/15/2029	1,164,950
		TOTAL	6,168,393
		Georgia—3.4%
500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	606,815
300,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	312,450
1,000,000		Georgia State, General Obligation Refunding Bonds (Series 2017C), 5.000%, 7/1/2025	1,225,240
1,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs, (Royal Bank of Canada GTD), 0.934% (1-month USLIBOR x 0.67 +0.830%), Mandatory Tender 12/1/2023	1,000,090
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	522,275
		TOTAL	3,666,870
		Illinois—7.2%
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,191,110
500,000		Illinois Finance Authority (Memorial Health System, IL), Revenue Bonds (Series 2019), 5.000%, 4/1/2034	627,880
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2023	1,068,180
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	962,820
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	615,070
450,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	504,837
100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	121,519
200,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.750%), 5.500%, 5/1/2039	233,532
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2028	1,211,090
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,204,170
		TOTAL	7,740,208
		Indiana—5.2%
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,201,790
1,000,000		Indianapolis, IN Gas Utility Distribution System (Citizens Energy Group), Second Lien Revenue Refunding Bonds (Series 2017A), 5.000%, 8/15/2027	1,285,260
1,000,000		Indianapolis, IN Water System Revenue, First Lien Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	1,303,250
1,000,000		Purdue University, IN, Purdue University Student Fee Bonds (Series CC), 5.000%, 7/1/2032	1,228,830
500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A) TOBs, 5.000%, Mandatory Tender 3/1/2023	553,145
		TOTAL	5,572,275
		Kansas—1.1%
1,190,000		Olathe, KS Health Facilities Revenue (Olathe Medical Center), Health Facilities Revenue Bonds (Series 2012A), 5.000%, 9/1/2026	1,237,184
		Kentucky—0.2%
250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2027	248,998
		Louisiana—1.2%
1,000,000		New Orleans, LA Aviation Board (New Orleans, LA International Airport), General Airport Revenue Bonds North Terminal Project (Series 2015A), 5.000%, 1/1/2025	1,172,320
115,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	115,568
		TOTAL	1,287,888
		Maryland—0.6%
500,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	632,730

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Massachusetts—2.7%
$1,000,000	Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty Municipal Corp. GTD), 5.250%, 8/1/2028	$1,346,380
400,000	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	509,004
400,000	Massachusetts Development Finance Agency (Wellforce Obligated Group), Revenue Bonds (Series 2011I), (United States Treasury PRF 1/1/2021@100), 6.250%, 1/1/2027	408,020
590,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds (Series 171), 4.000%, 12/1/2044	614,467
	TOTAL	2,877,871
	Michigan—2.6%
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2029	576,210
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	580,720
500,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	626,550
1,000,000	Michigan Strategic Fund (Detroit Edison Co.), Limited Obligation Revenue Refunding Bonds (Series 2008ET-2) TOBs, 1.450%, Mandatory Tender 9/1/2021	1,004,850
	TOTAL	2,788,330
	Minnesota—0.5%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.000%, 1/1/2029	564,045
	Mississippi—1.0%
500,000	Lowndes County, MS Solid Waste Disposal (International Paper Co.), PCR Refunding Bonds (Project A) Weyerhaeuser / International Paper, 6.800%, 4/1/2022	545,690
500,000	Mississippi State University, Revenue Refunding Bonds (Series 2017A), 4.000%, 8/1/2034	580,175
	TOTAL	1,125,865
	Missouri—1.1%
1,145,000	Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Health Facilities Revenue Bonds (Series 2013A), 5.000%, 6/1/2027	1,221,852
	Nebraska—0.6%
500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	636,770
	New Jersey—3.6%
500,000	New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2025	562,555
1,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2012II), (United States Treasury PRF 3/1/2022@100), 5.000%, 3/1/2027	1,071,720
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	574,530
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	608,425
1,000,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2012A), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2029	1,100,840
	TOTAL	3,918,070
	New York—5.4%
500,000	Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	597,510
575,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 3/1/2025	577,444
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	617,630
500,000	New York City, NY, UT GO Bonds (Fiscal Series 2020B-1), 5.000%, 10/1/2032	641,320
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	627,915
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	617,835
250,000	New York State Environmental Facilities Corp. State Clean Water and Drinking Water (New York City, NY Municipal Water Finance Authority), Subordinated SRF Bonds Second Resolution (Series 2020A), 5.000%, 6/15/2035	329,847

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2031	$1,183,600
500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	630,675
		TOTAL	5,823,776
		North Carolina—2.2%
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Bonds (Refunding Series 2016A), 5.000%, 1/1/2029	1,209,450
1,000,000		North Carolina State, Limited Obligation Refunding Bonds (Series 2017B), 5.000%, 5/1/2025	1,214,050
		TOTAL	2,423,500
		Ohio—6.0%
500,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 5.000%, 6/1/2032	652,850
1,000,000		Cincinnati, OH, UT GO Various Purpose Improvement Bonds (Series 2019), 5.000%, 12/1/2032	1,337,920
1,000,000		Columbus, OH, UT GO Bonds (Series 2019A), 5.000%, 4/1/2034	1,311,480
500,000		Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B) TOBs, 2.500%, Mandatory Tender 10/1/2029	528,150
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	712,249
500,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2023	558,210
1,000,000		Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,370,500
		TOTAL	6,471,359
		Oklahoma—1.0%
1,000,000		Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	1,060,360
		Oregon—0.6%
500,000		Portland, OR (Portland, OR Sewer System), Second Lien Sewer System Revenue Refunding Bonds (Series 2019A), 5.000%, 3/1/2031	674,475
		Pennsylvania—9.2%
500,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2030	547,745
750,000		Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2020A), 5.000%, 4/1/2035	962,400
825,000		Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,033,733
1,275,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,588,931
425,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2022	464,342
1,000,000		Pennsylvania State Build America Bonds (Commonwealth of Pennsylvania), First Refunding UT GO Bonds (Series 2017), 5.000%, 2/1/2026	1,233,570
1,000,000		Pennsylvania State University, Refunding Bonds (Series 2016B), 5.000%, 9/1/2026	1,255,170
1,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2034	1,182,040
1,000,000		Philadelphia, PA Authority for Industrial Development (Temple University), Revenue Bonds (Second Series 2016), 5.000%, 4/1/2031	1,158,120
500,000	[1]	University of Pittsburgh, Pitt Asset Notes—Tax-Exempt Higher Education Registered (Series 2018) FRNs, 0.330% (SIFMA 7-day +0.240%), 9/15/2021	499,405
		TOTAL	9,925,456
		Rhode Island—1.0%
950,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	1,068,009
		Tennessee—2.8%
700,000		Metropolitan Government of Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	909,664
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	885,825

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$1,000,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	$1,189,210
		TOTAL	2,984,699
		Texas—10.9%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	864,097
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	529,200
700,000		Dallas, TX, GO Refunding Bonds (Series 2019B), 5.000%, 2/15/2027	879,312
750,000		Grand Parkway Transportation Corp., TX, Bond Anticipation Notes (Series 2018), 5.000%, 2/1/2023	824,483
500,000		Lake Dallas, TX Independent School District, Unlimited Tax Refunding Bonds (Series 2016), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2035	599,900
200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	206,570
1,000,000		North Texas Tollway Authority, First Tier Bonds (Series 2017A), 5.000%, 1/1/2033	1,215,650
1,000,000		Prosper, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019A), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2036	1,221,520
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,253,640
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Hospital Revenue Bonds (Series 2020), 4.000%, 12/1/2034	1,191,010
425,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), (Original Issue Yield: 6.650%), (Bank of America Corp. GTD), 6.250%, 12/15/2026	502,707
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,249,770
1,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2016J), 5.000%, 8/15/2024	1,188,320
		TOTAL	11,726,179
		Virginia—0.1%
130,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	134,744
		Washington—0.9%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.000%, 7/1/2028	1,004,523
		West Virginia—1.2%
1,000,000		West Virginia State, GO State Road Bonds (Series 2019A), 5.000%, 12/1/2033	1,318,390
		Wisconsin—2.3%
1,000,000		Milwaukee County, WI Metropolitan Sewer District, GO SewerageSystem Bonds (Series 2020A) Green Bonds-Climate Bond Certified, 4.000%, 10/1/2026	1,205,270
1,000,000		Wisconsin State, UT GO Bonds (Series 2019B), 4.000%, 5/1/2029	1,219,600
		TOTAL	2,424,870
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $98,626,077)	104,757,463
	[1]	SHORT-TERM MUNICIPALS—1.2%
		Alabama—0.2%
200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.100%, 9/1/2020	200,000
		Florida—0.1%
100,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 0.120%, 9/1/2020	100,000
		Kentucky—0.8%
900,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc. Project), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.030%, 9/1/2020	900,000
		Michigan—0.1%
50,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.030%, 9/1/2020	50,000
		Pennsylvania—0.0%
50,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.010%, 9/1/2020	50,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,300,000)	1,300,000

Principal Amount or Shares		Value
	EXCHANGE-TRADED FUND—0.9%
16,736	VanEck Vectors High-Yield Municipal Index ETF (IDENTIFIED COST $1,004,006)	$1,007,172
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $100,930,083)	107,064,635
	OTHER ASSETS AND LIABILITIES - NET—0.7%[2]	711,790
	TOTAL NET ASSETS—100%	$107,776,425
Securities that are subject to the federal alternative minimum tax (AMT) represent 9.0% of the Fund's portfolio as calculated based upon total market value.
At August 31, 2020, the Fund had the following outstanding futures contracts.
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
3U.S. Treasury Long Bond, Short Futures	7	$1,230,031	December 2020	$3,922
The average notional value of short futures contracts held by the Fund throughout the period was $938,984. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Assets, other than investments in securities, less liabilities.
3
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$104,757,463	$—	$104,757,463
Short-Term Municipals	—	1,300,000	—	1,300,000
Exchange-Traded Fund	1,007,172	—	—	1,007,172
TOTAL SECURITIES	$1,007,172	$106,057,463	$—	$107,064,635
Other Financial Instruments:[1]
Assets	$3,922	$—	$—	$3,922
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 3,922	$—	$—	$3,922
1
Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
EDA	—Economic Development Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes